Average Annual Total Returns - LVIP JPMorgan Retirement Income Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	S&P Target Date Retirement Income Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P Target Date Retirement Income Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P Target Date Retirement Income Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	9.48%	6.71%	5.92%	9.21%	6.44%	5.66%	8.81%	6.50%	5.47%